DISCONTINUED OPERATIONS - Condensed cash flows of lottery business related VIEs and Mining pool Business (Details) - Discontinued Operations, Disposed of by Sale - Mining pool operation - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Net cash used in operating activities	$ (414)	$ (227)	$ (29,186)
Net cash provided by (used in) investing activities	303	(413)	34,354
Net cash (used in) provided by financing activities		481	(6,461)
Effect of foreign rate exchange on cash	78	115	191
Net decrease in cash and cash equivalents	$ (33)	$ (44)	$ (1,102)